                 AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

                            CLASS A, B AND C SHARES

                       Supplement dated February 11, 2000
                     to the Prospectus dated March 1, 1999,
                           as revised October 4, 1999

Advisor Class shares of AIM Global Consumer Products and Services Fund converted to Class A shares of the fund effective the close of business on February 11, 2000. Advisor Class shares of the fund are no longer offered for sale or exchange.

                       AIM GLOBAL FINANCIAL SERVICES FUND

                            CLASS A, B AND C SHARES

                       Supplement dated February 11, 2000
                     to the Prospectus dated March 1, 1999,
                            as revised June 11, 1999
                       and as supplemented June 18, 1999

This supplement supersedes and replaces in its entirety the supplement dated June 18, 1999.

Advisor Class shares of AIM Global Financial Services Fund converted to Class A shares of the fund effective the close of business on February 11, 2000. Advisor Class shares of the fund are no longer offered for sale or exchange.

Effective June 21, 1999, the following replaced in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER" on page 5 of the prospectus:

           "PORTFOLIO MANAGERS

           The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

           o T. Bradley Conger, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1997. From 1993 to 1997, he was a member of the Goldman Sachs & Co. international equity sales team.

           o Christopher P. Perras, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was an equity analyst at Van Wagoner Capital Management. From 1995 to 1997, he was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc.

           o Robert A. Shelton, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995. From 1991 to 1995, he was a financial analyst for CS First Boston.

           o Barrett K. Sides, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990."

                          AIM GLOBAL HEALTH CARE FUND

                         CLASS A, B AND CLASS C SHARES

                       Supplement dated February 11, 2000
                     to the Prospectus dated March 1, 1999,
                           as revised August 20, 1999

Advisor Class shares of AIM Global Health Care Fund converted to Class A shares of the fund effective the close of business on February 11, 2000. Advisor Class shares of the fund are no longer offered for sale or exchange.

                         AIM GLOBAL INFRASTRUCTURE FUND

                            CLASS A, B AND C SHARES

                       Supplement dated February 11, 2000
                     to the Prospectus dated March 1, 1999,
                          as supplemented May 21, 1999

This supplement supersedes and replaces in its entirety the supplement dated May 21, 1999.

Advisor Class shares of AIM Global Infrastructure Fund converted to Class A shares of the fund effective the close of business on February 11, 2000. Advisor Class shares of the fund are no longer offered for sale or exchange.

Effective May 24, 1999, the section entitled "FUND MANAGEMENT - PORTFOLIO MANAGER" on page 5 of the prospectus was deleted in its entirety and replaced with the following:

           "PORTFOLIO MANAGERS

           The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

           o Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

           o Claude C. Cody IV, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

           o Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

           o Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1989.

           o Meggan M. Walsh, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1991."

                           AIM GLOBAL RESOURCES FUND

                            CLASS A, B AND C SHARES

                       Supplement dated February 11, 2000
                     to the Prospectus dated March 1, 1999,
                as supplemented July 1, 1999 and October 1, 1999

Advisor Class shares of AIM Global Resources Fund converted to Class A shares of the fund effective the close of business on February 11, 2000. Advisor Class shares of the fund are no longer offered for sale or exchange.

               AIM GLOBAL TELECOMMUNICATIONS AND TECHNOLOGY FUND

                            CLASS A, B AND C SHARES

                       Supplement dated February 11, 2000
                     to the Prospectus dated March 1, 1999,
                            as revised June 17, 1999


Advisor Class shares of AIM Global Telecommunications and Technology Fund converted to Class A shares of the fund effective the close of business on February 11, 2000. Advisor Class shares of the fund are no longer offered for sale or exchange.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM GLOBAL THEME FUNDS:
                 AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
                       AIM GLOBAL FINANCIAL SERVICES FUND
                          AIM GLOBAL HEALTH CARE FUND
                         AIM GLOBAL INFRASTRUCTURE FUND
                           AIM GLOBAL RESOURCES FUND
               AIM GLOBAL TELECOMMUNICATIONS AND TECHNOLOGY FUND

                  (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                       Supplement dated February 11, 2000
         to the Statement of Additional Information dated March 1, 1999 as supplemented July 1, 1999 and October 4, 1999

       This supplement supersedes and replaces in its entirety the supplements dated October 4, 1999 and July 1, 1999.

     Advisor Class shares of the Funds converted to Class A shares of the Funds effective the close of business on February 11, 2000. Advisor Class shares of the Funds are no longer offered for sale or exchange.

        "Effective June 1, 1999, the AIM Global Telecommunications Fund's name was changed to the AIM Global Telecommunications and Technology Fund to better reflect its principal investment strategies."

        The following paragraph replaces in its entirety the paragraph appearing under the heading "INVESTMENT STRATEGIES AND RISKS - TEMPORARY DEFENSIVE STRATEGIES" on page 10 of the Statement of Additional Information:

        "In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each of the Theme Portfolios may temporarily hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high-quality debt securities. Each of the Theme Portfolios may also invest up to 25% of its total assets in money market investment companies advised by AIM or its affiliates ("Affiliated Money Market Funds") for these purposes. In addition, for temporary defensive purposes, most or all of each Theme Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent a Fund or a Portfolio employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objectives. For a full description of money market instruments, see "Money Market Instruments" herein."

        The following is added as a new section after the information appearing under the heading "INVESTMENT STRATEGIES AND RISKS - TEMPORARY DEFENSIVE STRATEGIES on page 10 of the Statement of Additional Information:

    "EQUITY-LINKED DERIVATIVES

           The Theme Portfolios may invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optomised Portfolios as Listed Securities ("OPALS"). Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in equity-linked derivatives may constitute investment in other investment companies. See "INVESTMENTS IN OTHER INVESTMENT COMPANIES."

        The following paragraph replaces in its entirety the paragraph appearing under the heading "INVESTMENT STRATEGIES AND RISKS - INVESTMENTS IN OTHER INVESTMENT COMPANIES on page 10 of the Statement of Additional
Information:

           "With respect to certain countries, investments by a Theme Portfolio presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by AIM or its affiliates) with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Theme Portfolios anticipate investing directly in these markets.

           The Theme Portfolio may invest in other investment companies to the extent permitted by the 1940 Act, and the rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Theme Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Theme Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Theme Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds. With respect to a Theme Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds, the Theme Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Theme Portfolios have obtained an exemptive order from the SEC allowing them to invest in Affiliated Money Market Funds, provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of such Theme Portfolio."


        The following replaces in its entirety items "(1)" and "(6)" appearing under the heading "INVESTMENT LIMITATIONS - FEEDER FUNDS" under the non-fundamental policies discussion on page 31 of the Statement of Additional
Information:

        "(1) Invest in securities of an issuer if the investment would cause the Portfolio to own more than 10% of any class of securities of any one issuer, except that the Portfolio may purchase securities of Affiliated Money Market Funds to the extent permitted by exemptive order."

        (6) Invest more than 10% of its total assets in shares of other investment companies and may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company, except that the Portfolio may purchase securities of Affiliated Money Market Funds to the extent permitted by exemptive order."

        The following replaces in its entirety item "(1)" appearing under the heading "INVESTMENT LIMITATIONS - TELECOMMUNICATIONS FUND" under the non-fundamental policies discussion on page 33 of the Statement of Additional
Information:

        "(1) Invest in securities of an issuer if the investment would cause the Telecommunications Fund to own more than 10% of any class of securities of any one issuer, except that the Telecommunications Fund may purchase securities of Affiliated Money Market Funds to the extent permitted by exemptive order."

        The following new section is added after the tenth paragraph appearing under the heading "EXECUTION OF PORTFOLIO TRANSACTIONS" on page 36 of the Statement of Additional Information:

     "ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") SECURITIES TRANSACTIONS

        From time to time, certain of the mutual funds managed by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds), may become interested in participating in security distributions that are available in an IPO, and occasions may arise when purchases of such securities by one AIM Fund may also be considered for purchase by one or more other AIM Funds. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPO securities for all AIM Funds participating in purchase transactions for that security, and to allocate such transactions in accordance with the following procedures:

           AIM will determine the eligibility of each AIM Fund that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's investment objective, policies and strategies, the liquidity of the AIM Fund if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in IPOs will be made to eligible AIM Funds in a manner designed to be fair and equitable for the eligible AIM Funds, and so that there is equal allocation of IPOs over the longer term. Where multiple funds are eligible, rotational participation may occur, based on the extent to which an AIM Fund has participated in previous IPOs as well as the size of the AIM Fund. Each eligible AIM Fund with an asset level of less than $500 million, will be placed in one of three tiers, depending upon its asset level. The AIM Funds in the tier containing funds with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's net assets. This process continues until all of the AIM Funds in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds will receive their Allocations on a straight pro rata basis. For the tier of AIM Funds not receiving a full Allocation, the Allocation may be made only to certain AIM Funds so that each may receive close to or exactly 40 basis points.

           Any AIM Funds with substantially identical investment objectives and policies will participate in syndicates in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds will be placed. The price per share of securities purchased in such syndicate transactions will be the same for each AIM Fund."

     The following is added as a new category of purchaser who will not pay initial sales charges on purchases of Class A shares, under the heading REDUCTIONS IN INITIAL SALES CHARGES - PURCHASES AT NET ASSET VALUE on page 49 of the Statement of Additional Information:

        "o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund."

        The following new paragraph is added after the fifth paragraph appearing under the heading "INVESTMENT RESULTS - PERFORMANCE INFORMATION" on page 65 of the Statement of Additional Information:

        "Some or all of the Theme Portfolios may participate in the IPO market, and a significant portion of those Theme Portfolios' returns may be attributable to their investment in IPOs, which have a magnified impact due to the Theme Portfolios' small asset bases. There is no guarantee that as the Theme Portfolios' assets grow, they will continue to invest to the same degree in IPOs or that they will experience substantially similar performance."

        The following replaces in its entirety the table appearing under the heading "MANAGEMENT - TRUSTEES AND EXECUTIVE OFFICERS" on page 36 of the Statement of Additional Information:

==========================  ========================  ===========================================================

                                 POSITIONS HELD             PRINCIPAL OCCUPATION DURING AT LEAST THE
"NAME, ADDRESS AND AGE           WITH REGISTRANT            PAST 5 YEARS

==========================  ========================  ===========================================================
*ROBERT H. GRAHAM (53)       Trustee, Chairman and    Director, President and Chief Executive Officer, A I M
                                   President          Management Group Inc.; Director and President, A I M
                                                      Advisors, Inc.; Director and Senior Vice President, A I M
                                                      Capital Management, Inc., A I M Distributors, Inc., A I M
                                                      Fund Services, Inc. and Fund Management Company; and
                                                      Director and Chief Executive Officer, Managed Products,
                                                      AMVESCAP PLC.

==========================  ========================  ===========================================================

--------
* A trustee who is an "interested person" of the Trust and AIM as defined in the 1940 Act.

==========================  ========================  ===========================================================

                                 POSITIONS HELD             PRINCIPAL OCCUPATION DURING AT LEAST THE
NAME, ADDRESS AND AGE            WITH REGISTRANT            PAST 5 YEARS

==========================  ========================  ===========================================================

C. DEREK ANDERSON (58)              Trustee           Senior Managing Partner, Plantagenet Capital Management,
220 Sansome Street                                    LLC (an investment partnership); Chief Executive Officer,
Suite 400                                             Plantagenet Holdings, Ltd. (an investment banking firm);
San Francisco, CA 94104                               and Director, Premium Wear, Inc. (formerly  Munsingwear,
                                                      Inc.) (a casual apparel company), 'R' Homes, Inc., Big
                                                      Online, Inc., Champagne Albert Le Brun and various other
                                                      privately owned companies.

--------------------------  ------------------------  -----------------------------------------------------------

FRANK S. BAYLEY (60)                Trustee           Partner, law firm of Baker & McKenzie; Trustee, The
Two Embarcadero Center                                Badgley Funds; and Director and Chairman, C. D. Stimson
Suite 2400                                            Company (a private investment company) and Stimson Marina,
San Francisco, CA 94111                               Inc. (a subsidiary of C. D. Stimson Co.).

--------------------------  ------------------------  -----------------------------------------------------------

RUTH H. QUIGLEY (64)                Trustee           Private investor; and President, Quigley  Friedlander &
1055 California Street                                Co., Inc.(a financial advisory services firm) from 1984
San Francisco, CA 94108                               to 1986.

--------------------------  ------------------------  -----------------------------------------------------------

MELVILLE B. COX (56)             Vice President       Vice President and Chief Compliance Officer, A I M
                                                      Advisors, Inc., A I M Capital Management, Inc., A I M
                                                      Distributors, Inc., A I M Fund  Services, Inc. and Fund
                                                      Management Company.

--------------------------  ------------------------  -----------------------------------------------------------

GARY T. CRUM (52)                Vice President       Director and President, A I M Capital Management, Inc.;
                                                      Director and Executive Vice  President, A I M  Management
                                                      Group Inc.; Director and Senior Vice  President, A I M
                                                      Advisors, Inc.; and Director, A I M  Distributors, Inc.
                                                      and AMVESCAP PLC.

--------------------------  ------------------------  -----------------------------------------------------------

CAROL F. RELIHAN (45)            Vice President       Director, Senior Vice President, General Counsel and
                                                      Secretary, A I M Advisors,  Inc.; Senior Vice President,
                                                      General Counsel and Secretary, A I M Management Group
                                                      Inc.; Director, Vice President and General Counsel, Fund
                                                      Management Company; Vice President and General Counsel,
                                                      A I M  Fund Services, Inc.; and Vice  President, A I M
                                                      Capital Management, Inc. and A I M Distributors, Inc.

--------------------------  ------------------------  -----------------------------------------------------------

SAMUEL D. SIRKO (40)           Vice President and     Assistant General Counsel and Assistant Secretary of A I M
                                   Secretary          Management Group, Inc., A I M Capital Management, Inc.,
                                                      A I M Distributors, Inc., A I M Fund Services, Inc., and
                                                      Fund Management Company; and Vice President, Assistant
                                                      General Counsel and Assistant Secretary of  A  I  M
                                                      Advisors, Inc.

==========================  ========================  ===========================================================

==========================  ========================  ===========================================================

                                 POSITIONS HELD             PRINCIPAL OCCUPATION DURING AT LEAST THE
NAME, ADDRESS AND AGE            WITH REGISTRANT            PAST 5 YEARS

==========================  ========================  ===========================================================

DANA R. SUTTON (41)            Vice President and     Vice President and Fund Controller, A I M Advisors, Inc.;
                                   Treasurer          and Assistant Vice President and Assistant  Treasurer,
                                                      Fund Management Company."

==========================  ========================  ===========================================================

                          AIM DEVELOPING MARKETS FUND

                            CLASS A, B AND C SHARES

                       Supplement dated February 11, 2000
       to the Prospectus dated March 1, 1999, as revised October 4, 1999 and as supplemented November 29, 1999, January 4, 2000 and January 24, 2000

This supplement supersedes and replaces in its entirety the supplements dated January 24, 2000, January 4, 2000 and November 29, 1999.

Advisor Class shares of AIM Developing Markets Fund converted to Class A shares of the fund effective the close of business on February 11, 2000. Advisor Class shares of the fund are no longer offered for sale or exchange.

The seventh paragraph appearing under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 2 of the prospectus is deleted in its entirety.

The following replaces in its entirety the paragraph appearing under the heading "PERFORMANCE INFORMATION" on page 3 of the prospectus:

           "The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance."

Effective January 4, 2000, the following replaced in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 5 of the prospectus:

           "The advisors use a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are:

           o William Barron, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.

           o John Cleary, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1998. From 1997 to 1998, he was Manager of a global markets fixed income fund for West Merchant Bank Ltd. From 1994 to 1996, he was enrolled in graduate school.

           o Christine Rowley, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1991."

The fourth paragraph appearing under the heading "FINANCIAL HIGHLIGHTS" on page 6 of the prospectus is deleted in its entirety.

                         AIM LATIN AMERICAN GROWTH FUND

                            CLASS A, B AND C SHARES

                       Supplement dated February 11, 2000
                     to the Prospectus dated March 1, 1999

Advisor Class shares of AIM Latin American Growth Fund converted to Class A shares of the fund effective the close of business on February 11, 2000. Advisor Class shares of the fund are no longer offered for sale or exchange.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                          AIM DEVELOPING MARKETS FUND
                         AIM LATIN AMERICAN GROWTH FUND

                  (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                      Supplement dated February 11, 2000
       to the Statement of Additional Information dated March 1, 1999, as supplemented October 4, 1999 and January 24, 2000


           This supplement supersedes and replaces in its entirety the supplements dated January 24, 2000 and October 4, 1999.

           Advisor Class shares of the Funds converted to Class A shares of the Funds effective the close business on February 11, 2000. Advisor Class shares of the Funds are no longer offered for sale or exchange.

           The following is added as a new section after the information appearing under the heading "INVESTMENT STRATEGIES AND RISKS - SELECTION OF INVESTMENTS AND ASSET ALLOCATION" on page 8 of the Statement of Additional
Information:

    "EQUITY-LINKED DERIVATIVES

           The Funds may invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optomised Portfolios as Listed Securities ("OPALS"). Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in equity-linked derivatives may constitute investment in other investment companies. See "INVESTMENTS IN OTHER INVESTMENT COMPANIES."

           The following paragraphs replace in its entirety the paragraph appearing under the heading "INVESTMENT STRATEGIES AND RISKS - INVESTMENTS IN OTHER INVESTMENT COMPANIES" on page 9 of the Statement of Additional
Information:

           "With respect to certain countries, investments by a Fund presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by AIM or its affiliates) with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Funds anticipate investing directly in these markets.

           Each Fund may invest in other investment companies to the extent permitted by the 1940 Act, and the rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds (defined below): (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company;
    (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment adviser (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of such Fund."

           The following paragraph replaces the first paragraph appearing under the heading " INVESTMENT STRATEGIES AND RISKS - TEMPORARY DEFENSIVE STRATEGIES" on page 13 of the Statement of Additional Information.

           "In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each of the Funds may temporarily hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units such as Euros), money market instruments, or high-quality debt securities. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes. In addition, for temporary defensive purposes, most or all of each Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent a Fund employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objectives."

           The following replaces in its entirety item "(1)" appearing under the heading "INVESTMENT LIMITATIONS - LATIN AMERICAN FUND" under the non-fundamental policies discussion on page 37 of the Statement of Additional
Information:

           "(1) Invest in securities of an issuer if the investment would cause Latin American Fund to own more than 10% of any class of securities of any one issuer, except that the Fund may purchase securities of Affiliated Money Market Funds to the extent permitted by exemptive order."

     The following replaces in its entirety the paragraph appearing after item "(7)" under the heading "INVESTMENT LIMITATIONS - LATIN AMERICAN FUND" on page 38 of the Statement of Additional Information:

           "Latin American Fund has the authority to invest up to 10% of its total assets in shares of other investment companies pursuant to the 1940 Act. The Fund may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company, except that the Fund may purchase securities of Affiliated Money Market Funds to the extent permitted by exemptive order."

    The section entitled "ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") SECURITIES TRANSACTIONS" appearing under the heading "EXECUTION OF PORTFOLIO TRANSACTIONS" on page 39 of the Statement of Additional Information is deleted in its entirety.

    The following is added as a new category of purchaser who will not pay initial sales charges on purchases of Class A shares, under the heading REDUCTIONS IN INITIAL SALES CHARGES - PURCHASES AT NET ASSET VALUE on page 52 of the Statement of Additional Information:

    "o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund."

    The sixth paragraph appearing under the heading "INVESTMENT RESULTS - PERFORMANCE INFORMATION" on page 66 of the Statement of Additional Information is deleted in its entirety.

    The following replaces in its entirety the table appearing under the heading "MANAGEMENT-TRUSTEES AND EXECUTIVE OFFICERS" on page 40 of the Statement of Additional Information:

==========================  ========================  ===========================================================

                                 POSITIONS HELD             PRINCIPAL OCCUPATION DURING AT LEAST THE
"NAME, ADDRESS AND AGE           WITH REGISTRANT            PAST 5 YEARS

==========================  ========================  ===========================================================
*ROBERT H. GRAHAM (53)       Trustee, Chairman and    Director, President and Chief Executive Officer, A I M
                                   President          Management Group Inc.; Director and President, A I M
                                                      Advisors, Inc.; Director and Senior Vice President, A I M
                                                      Capital Management, Inc., A I M Distributors, Inc., A I M
                                                      Fund Services, Inc. and Fund Management Company; and
                                                      Director and Chief Executive Officer, Managed Products,
                                                      AMVESCAP PLC.

==========================  ========================  ===========================================================

--------
* A trustee who is an "interested person" of the Trust and AIM as defined in the 1940 Act.

==========================  ========================  ===========================================================

                                 POSITIONS HELD             PRINCIPAL OCCUPATION DURING AT LEAST THE
NAME, ADDRESS AND AGE            WITH REGISTRANT            PAST 5 YEARS

==========================  ========================  ===========================================================

C. DEREK ANDERSON (58)              Trustee           Senior Managing Partner, Plantagenet Capital Management,
220 Sansome Street                                    LLC (an investment partnership); Chief Executive Officer,
Suite 400                                             Plantagenet Holdings, Ltd. (an investment banking firm);
San Francisco, CA 94104                               and Director, Premium Wear, Inc. (formerly  Munsingwear,
                                                      Inc.) (a casual apparel company), 'R' Homes, Inc., Big
                                                      Online, Inc., Champagne Albert Le Brun and various other
                                                      privately owned companies.

--------------------------  ------------------------  -----------------------------------------------------------

FRANK S. BAYLEY (60)                Trustee           Partner, law firm of Baker & McKenzie; Trustee, The
Two Embarcadero Center                                Badgley Funds; and Director and Chairman, C. D. Stimson
Suite 2400                                            Company (a private investment company) and Stimson Marina,
San Francisco, CA 94111                               Inc. (a subsidiary of C. D. Stimson Co.).

--------------------------  ------------------------  -----------------------------------------------------------

RUTH H. QUIGLEY (64)                Trustee           Private investor; and President, Quigley  Friedlander &
1055 California Street                                Co., Inc.(a financial advisory services firm) from 1984
San Francisco, CA 94108                               to 1986.

--------------------------  ------------------------  -----------------------------------------------------------

MELVILLE B. COX (56)             Vice President       Vice President and Chief Compliance Officer, A I M
                                                      Advisors, Inc., A I M Capital Management, Inc., A I M
                                                      Distributors, Inc., A I M Fund  Services, Inc. and Fund
                                                      Management Company.

--------------------------  ------------------------  -----------------------------------------------------------

GARY T. CRUM (52)                Vice President       Director and President, A I M Capital Management, Inc.;
                                                      Director and Executive Vice  President, A I M  Management
                                                      Group Inc.; Director and Senior Vice  President, A I M
                                                      Advisors, Inc.; and Director, A I M  Distributors, Inc.
                                                      and AMVESCAP PLC.

--------------------------  ------------------------  -----------------------------------------------------------

CAROL F. RELIHAN (45)            Vice President       Director, Senior Vice President, General Counsel and
                                                      Secretary, A I M Advisors,  Inc.; Senior Vice President,
                                                      General Counsel and Secretary, A I M Management Group
                                                      Inc.; Director, Vice President and General Counsel, Fund
                                                      Management Company; Vice President and General Counsel,
                                                      A I M  Fund Services, Inc.; and Vice  President, A I M
                                                      Capital Management, Inc. and A I M Distributors, Inc.

==========================  ========================  ===========================================================

==========================  ========================  ===========================================================

                                 POSITIONS HELD             PRINCIPAL OCCUPATION DURING AT LEAST THE
NAME, ADDRESS AND AGE            WITH REGISTRANT            PAST 5 YEARS

==========================  ========================  ===========================================================

SAMUEL D. SIRKO (40)           Vice President and     Assistant General Counsel and Assistant Secretary of A I
                                   Secretary          M Management Group, Inc., A I M Capital Management, Inc.,
                                                      A I M Distributors, Inc., A I M Fund Services, Inc., and
                                                      Fund Management Company; and Vice President, Assistant
                                                      General Counsel and Assistant Secretary of  A  I  M
                                                      Advisors, Inc.

--------------------------  ------------------------  -----------------------------------------------------------

DANA R. SUTTON (41)            Vice President and     Vice President and Fund Controller, A I M Advisors, Inc.;
                                   Treasurer          and Assistant Vice President and Assistant  Treasurer,
                                                      Fund Management Company."

==========================  ========================  ===========================================================

                         AIM EMERGING MARKETS DEBT FUND

                            CLASS A, B AND C SHARES

                       Supplement dated February 11, 2000
                     to the Prospectus dated March 1, 1999,
                          as revised December 6, 1999
                      and as supplemented December 9, 1999

Advisor Class shares of AIM Emerging Markets Debt Fund converted to Class A shares of the fund effective the close of business on February 11, 2000. Advisor Class shares of the fund are no longer offered for sale or exchange.

                       AIM GLOBAL GOVERNMENT INCOME FUND

                            CLASS A, B AND C SHARES

                       Supplement dated February 11, 2000
                     to the Prospectus dated March 1, 1999,
          as revised July 1, 1999 and as supplemented January 6, 2000

This supplement supersedes and replaces in its entirety the supplement dated January 6, 2000.

Advisor Class shares of AIM Global Government Income Fund converted to Class A shares of the fund effective the close of business on February 11, 2000. Advisor Class shares of the fund are no longer offered for sale or exchange.

Effective January 6, 2000, the following replaced in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER" on page 5 of the prospectus:

           "The advisors use a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

           o Thomas J. Berger, Portfolio Manager, has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1997. From 1993 to 1997, he was Director of Mercury Asset Management PLC.

           o Paul Griffiths, Portfolio Manager, has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994."

                        AIM GLOBAL GROWTH & INCOME FUND

                            CLASS A, B AND C SHARES

                       Supplement dated February 11, 2000
                     to the Prospectus dated March 1, 1999,
                          as revised November 24, 1999
                     and as supplemented November 30, 1999

Advisor Class shares of AIM Global Growth & Income Fund converted to Class A shares of the fund effective the close of business on February 11, 2000. Advisor Class shares of the fund are no longer offered for sale or exchange.

                           AIM STRATEGIC INCOME FUND

                      CLASS A, CLASS B AND CLASS C SHARES

                       Supplement dated February 11, 2000
      to the Prospectus dated March 1, 1999, as revised October 25, 1999 as supplemented November 29, 1999, January 6, 2000,
                     January 24, 2000 and February 11, 2000

           This supplement supersedes and replaces in its entirety the supplements dated February 11, 2000, January 24, 2000 and January 6, 2000.

           Advisor Class shares of AIM Strategic Income Fund converted to Class A shares of the fund effective the close of business on February 11, 2000. Advisor Class shares of the fund are no longer offered for sale or exchange.

           The seventh paragraph appearing under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 2 of the prospectus is deleted in its entirety.

           The following replaces in its entirety the paragraph appearing under the heading "PERFORMANCE INFORMATION" on page 3 of the prospectus:

                "The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance."

           The following information replaces in its entirety the table under the heading "FEE TABLE AND EXPENSE EXAMPLE - ANNUAL FUND OPERATING EXPENSES" on page 4 of the Prospectus:

           "ANNUAL FUND OPERATING EXPENSES
           --------------------------------------------------------------
           (expenses that are deducted
            from fund assets)             CLASS A   CLASS B   CLASS C
           --------------------------------------------------------------

           Management Fees                 0.73%     0.73%     0.73%

           Distribution and/or
           Service (12b-1) Fees            0.35      1.00      1.00

           Other Expenses                  0.48      0.48      0.48

           Total Annual Fund
           Operating Expenses              1.56      2.21      2.21

           Fee Waiver and
           Reimbursement(2)                0.51      0.51      0.51

           Net Expenses                    1.05%     1.70%     1.70%
           --------------------------------------------------------------
           (1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
           (2) Fee waiver has been restated to reflect current agreement. The investment advisor has contractually agreed to limit Total Annual Fund Operating Expenses (excluding interest, taxes, dividends on short sales and extraordinary expenses) on Class A, Class B and Class C shares to 1.05%, 1.70% and 1.70%, respectively."

           The following replaces in its entirety the second paragraph appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - EXPENSE EXAMPLE" on page 4 of the Prospectus:

           "The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived or expenses reimbursed, expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:"

           The following replaces in its entirety the section appearing under the heading "FUND MANAGEMENT - THE ADVISORS" on page 5 of the Prospectus:

           "THE ADVISOR

                A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

           The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 120 investment portfolios, including the fund, encompassing a broad range of investment objectives."

           Effective as of the close of business February 11, 2000, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT-PORTFOLIO MANAGERS" on page 5 of the Prospectus:

                "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

           o Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.

           o Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management. From 1994 to 1997, he was international fixed-income trader and analyst for Strong Capital Management.

           o Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.

           o Scot W. Johnson, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1994.

           o Eric J. Peyton, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was an equity derivative trader for Cargill Financial Markets.

           o Kevin E. Rogers, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1991."

           The fourth paragraph appearing under the heading "FINANCIAL HIGHLIGHTS" on page 6 of the prospectus is deleted in its entirety.


                                       2

                     CLASS A, CLASS B AND CLASS C SHARES OF

                         AIM EMERGING MARKETS DEBT FUND
                       AIM GLOBAL GOVERNMENT INCOME FUND
                        AIM GLOBAL GROWTH & INCOME FUND
                           AIM STRATEGIC INCOME FUND

                  (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                       Supplement dated February 11, 2000
        to the Statement of Additional Information dated March 1, 1999, as supplemented October 1, 1999 and January 24, 2000

           This supplement supersedes and replaces in its entirety the supplements dated January 24, 2000 and October 1, 1999.

           Advisor Class shares of the Funds converted to Class A shares of the Funds effective the close of business on February 11, 2000. Advisor Class shares of the Funds are no longer offered for sale or exchange.

           The following paragraph replaces in its entirety the paragraph appearing under the heading "INVESTMENT STRATEGIES AND RISKS - TEMPORARY DEFENSIVE STRATEGIES" on page 14 of the Statement of Additional Information:

           "In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each of the Funds and the Portfolio may temporarily hold all or a portion of its assets in cash (U.S. dollars, and for the Growth & Income Fund, the Strategic Income Fund and Government Income Fund foreign currencies or multinational currency units), money market instruments, or high-quality debt securities. Each of the Funds and the Portfolio may also invest up to 25% of its total assets in money market investment companies advised by AIM or its affiliates ("Affiliated Money Market Funds") for these purposes. In addition, for temporary defensive purposes, most or all of each Fund's and the Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent a Fund or the Portfolio employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objectives."

           The following is added as a new section after the information appearing under the heading "INVESTMENT STRATEGIES AND RISKS - TEMPORARY DEFENSIVE STRATEGIES" on page 14 of the Statement of Additional Information:

           "EQUITY-LINKED DERIVATIVES

           Growth & Income may invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optomised Portfolios as Listed Securities ("OPALS"). Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in equity-linked derivatives may constitute investment in other investment companies. See "INVESTMENTS IN OTHER INVESTMENT COMPANIES."

           The following paragraphs replace in its entirety the paragraph appearing under the heading "INVESTMENT STRATEGIES AND RISKS - INVESTMENTS IN OTHER INVESTMENT COMPANIES" on page 14 of the Statement of Additional
Information:

           "With respect to certain countries, investments by Government Income Fund, Strategic Income Fund, Growth & Income Fund, and the Portfolio presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by AIM or its affiliates) with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed,

     Government Income Fund, Strategic Income Fund, Growth & Income Fund, and the Portfolio anticipate investing directly in these markets.

           Government Income Fund, Strategic Income Fund, Growth & Income Fund, and the Portfolio may invest in other investment companies to the extent permitted by the 1940 Act, and the rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) Government Income Fund, Strategic Income Fund, Growth & Income Fund, and the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) Government Income Fund, Strategic Income Fund, Growth & Income Fund, and the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) Government Income Fund, Strategic Income Fund, Growth & Income Fund, and the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds. With respect to Government Income Fund's, Strategic Income Fund's, Growth & Income Fund's, and the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds, Government Income Fund, Strategic Income Fund, Growth & Income Fund, and the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. Government Income Fund, Strategic Income Fund, Growth & Income Fund, and the Portfolio have obtained an exemptive order from the SEC allowing them to invest in Affiliated Money Market Funds, provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of such Fund."

           The following replaces in its entirety item "(2)" appearing under the heading "INVESTMENT LIMITATIONS - GOVERNMENT INCOME FUND" under the non-fundamental policies discussion on page 37 of the Statement of Additional
Information:

           "(2) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer, except that the Fund may purchase securities of Affiliated Money Market Funds to the extent permitted by exemptive order;"

           The following replaces in its entirety items "(3)" and "(4)" appearing under the heading "INVESTMENT LIMITATIONS - STRATEGIC INCOME FUND" under the non-fundamental policies discussion on page 38 of the Statement of Additional Information:

           "(2) Borrow money to purchase securities and will not invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund), except that the Fund may purchase securities of Affiliated Money Market Funds to the extent permitted by exemptive order;

           (3) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund), except that the Fund may purchase securities of Affiliated Money Market Funds to the extent permitted by exemptive order;"

           The following replaces in its entirety items "(1)" and "(4)" appearing under the heading "INVESTMENT LIMITATIONS - EMERGING MARKETS DEBT FUND AND THE PORTFOLIO" under the non-fundamental policies discussion on page 39 of the Statement of Additional Information:

           "(1) Invest in securities of an issuer if the investment would cause the Fund or the Portfolio to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund), except that the Fund or the Portfolio may purchase securities of Affiliated Money Market Funds to the extent permitted by exemptive order;

           (4) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund), except that the Fund or the Portfolio may purchase securities of Affiliated Money Market Funds to the extent permitted by exemptive order;"

           The following replaces in its entirety item "(1)" appearing under the heading "INVESTMENT LIMITATIONS -GROWTH & INCOME FUND" under the non-fundamental policies discussion on page 40 of the Statement of Additional
Information:

           "(1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer, except that the Fund may purchase securities of Affiliated Money Market Funds to the extent permitted by exemptive order;"

           The section entitled "ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") SECURITIES TRANSACTIONS" appearing under the heading "EXECUTION OF PORTFOLIO TRANSACTIONS" on page 41 of the Statement of Additional Information is deleted in its entirety.

    The following is added as a new category of purchaser who will not pay initial sales charges on purchases of Class A shares, under the heading REDUCTIONS IN INITIAL SALES CHARGES - PURCHASES AT NET ASSET VALUE on page 56 of the Statement of Additional Information:

    "o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund."

           The eighth paragraph appearing under the heading "INVESTMENT RESULTS
- PERFORMANCE INFORMATION" on page 72 of the Statement of Additional Information is deleted in its entirety.

The following replaces in its entirety the table appearing under the heading "MANAGEMENT - TRUSTEES AND EXECUTIVE OFFICERS" on page 43 of the Statement of Additional Information:

==========================  ========================  ===========================================================

                                 POSITIONS HELD             PRINCIPAL OCCUPATION DURING AT LEAST THE
"NAME, ADDRESS AND AGE           WITH REGISTRANT            PAST 5 YEARS

==========================  ========================  ===========================================================
*ROBERT H. GRAHAM (53)       Trustee, Chairman and    Director, President and Chief Executive Officer, A I M
                                   President          Management Group Inc.; Director and President, A I M
                                                      Advisors, Inc.; Director and Senior Vice President, A I M
                                                      Capital Management, Inc., A I M Distributors, Inc., A I M
                                                      Fund Services, Inc. and Fund Management Company; and
                                                      Director and Chief Executive Officer, Managed Products,
                                                      AMVESCAP PLC.

==========================  ========================  ===========================================================

--------
* A trustee who is an "interested person" of the Trust and AIM as defined in the 1940 Act.

==========================  ========================  ===========================================================

                                 POSITIONS HELD             PRINCIPAL OCCUPATION DURING AT LEAST THE
NAME, ADDRESS AND AGE            WITH REGISTRANT            PAST 5 YEARS

==========================  ========================  ===========================================================

C. DEREK ANDERSON (58)              Trustee           Senior Managing Partner, Plantagenet Capital Management,
220 Sansome Street                                    LLC (an investment partnership); Chief Executive Officer,
Suite 400                                             Plantagenet Holdings, Ltd. (an investment banking firm);
San Francisco, CA 94104                               and Director, Premium Wear, Inc. (formerly  Munsingwear,
                                                      Inc.) (a casual apparel company), 'R' Homes, Inc., Big
                                                      Online, Inc., Champagne Albert Le Brun and various other
                                                      privately owned companies.

--------------------------  ------------------------  -----------------------------------------------------------

FRANK S. BAYLEY (60)                Trustee           Partner, law firm of Baker & McKenzie; Trustee, The
Two Embarcadero Center                                Badgley Funds; and Director and Chairman, C. D. Stimson
Suite 2400                                            Company (a private investment company) and Stimson Marina,
San Francisco, CA 94111                               Inc. (a subsidiary of C. D. Stimson Co.)

--------------------------  ------------------------  -----------------------------------------------------------

RUTH H. QUIGLEY (64)                Trustee           Private investor; and President, Quigley  Friedlander &
1055 California Street                                Co., Inc.(a financial advisory services firm) from 1984
San Francisco, CA 94108                               to 1986.

--------------------------  ------------------------  -----------------------------------------------------------

MELVILLE B. COX (56)             Vice President       Vice President and Chief Compliance Officer, A I M
                                                      Advisors, Inc., A I M Capital Management, Inc., A I M
                                                      Distributors, Inc., A I M Fund  Services, Inc. and Fund
                                                      Management Company.

--------------------------  ------------------------  -----------------------------------------------------------

GARY T. CRUM (52)                Vice President       Director and President, A I M Capital Management, Inc.;
                                                      Director and Executive Vice  President, A I M  Management
                                                      Group Inc.; Director and Senior Vice  President, A I M
                                                      Advisors, Inc.; and Director, A I M  Distributors, Inc.
                                                      and AMVESCAP PLC.

--------------------------  ------------------------  -----------------------------------------------------------

CAROL F. RELIHAN (45)            Vice President       Director, Senior Vice President, General Counsel and
                                                      Secretary, A I M Advisors,  Inc.; Senior Vice President,
                                                      General Counsel and Secretary, A I M Management Group
                                                      Inc.; Director, Vice President and General Counsel, Fund
                                                      Management Company; Vice President and General Counsel,
                                                      A I M  Fund Services, Inc.; and Vice  President, A I M
                                                      Capital Management, Inc. and A I M Distributors, Inc.

--------------------------  ------------------------  -----------------------------------------------------------

SAMUEL D. SIRKO (40)           Vice President and     Assistant General Counsel and Assistant Secretary of A I M
                                   Secretary          Management Group, Inc., A I M Capital Management, Inc.,
                                                      A I M Distributors, Inc., A I M Fund Services, Inc., and
                                                      Fund Management Company; and Vice President, Assistant
                                                      General Counsel and Assistant Secretary of  A  I  M
                                                      Advisors, Inc.

==========================  ========================  ===========================================================

==========================  ========================  ===========================================================

                                 POSITIONS HELD             PRINCIPAL OCCUPATION DURING AT LEAST THE
NAME, ADDRESS AND AGE            WITH REGISTRANT            PAST 5 YEARS

==========================  ========================  ===========================================================

DANA R. SUTTON (41)            Vice President and     Vice President and Fund Controller, A I M Advisors, Inc.;
                                   Treasurer          and Assistant Vice President and Assistant  Treasurer,
                                                      Fund Management Company."

==========================  ========================  ===========================================================